Long-term Debt - Summary of Debt Instruments (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 12, 2019
Debt Instrument [Line Items]
Term Loan – UBS		$ 308,968	$ 312,215
Term Loan – BNP Paribas		308,968	312,215
Total		308,968	312,215
Less – current portion	$ 3,153	3,161	3,248
Less – debt issuance cost	224	7,403	9,233
Total – Long-term, net	$ 378,356	298,404	299,734
Term Loan UBS [Member]
Debt Instrument [Line Items]
Term Loan – UBS		308,959	312,112
Term Loan – BNP Paribas		308,959	312,112
Total		308,959	312,112
Less – debt issuance cost				$ 1,500
Term Loan BNP Paribas [Member]
Debt Instrument [Line Items]
Term Loan – UBS		9	103
Term Loan – BNP Paribas		9	103
Total		$ 9	$ 103